Contingent liabilities (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TZS (Tsh)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Other current provisions					$ 3,434,062		$ 0
Interest payable					$ 553,286
Kabanga Nickel Company Ltd
Disclosure of contingent liabilities [line items]
Other current provisions | Tsh						Tsh 8,426,336,706
Amount of tax in dispute	$ 167,716	Tsh 422,000,000
Kabanga Nickel Company Ltd | Revision Of Interest
Disclosure of contingent liabilities [line items]
Interest payable			$ 5,033,805	Tsh 12,400,000,000